Cash, Cash Equivalents and Restricted Cash - Schedule of Revision Adjustments to the Specific Line Items Presented in the Consolidated Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,123	$ 274
Restricted cash	$ 7,318	9,781
As previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		4,834
Restricted cash		5,221
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		(4,560)
Restricted cash		$ 4,560